MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Restructuring And Related Costs [Line Items]
Manufacturing facility closures, restructuring and other related charges	$ 5,136	$ 7,060	$ 1,359
Restructurings in 2019, 2018 and 2017
Schedule Of Restructuring And Related Costs [Line Items]
Impairment of property, plant and equipment, net	669	4,839	289
Equipment relocation	156	0	147
Revaluation and impairment of inventories, net	130	1,297	163
Termination benefits and other labor related costs	1,874	1,043	2
Restoration and idle facility costs	1,978	268	308
Professional fees	393	31	87
Other (recoveries) costs	(64)	(418)	363
Manufacturing facility closures, restructuring and other related charges	$ 5,136	$ 7,060	$ 1,359